SBA PPP Loan (Details Narrative) - Paycheck Protection Program [Member] - USD ($)	Sep. 17, 2021	Apr. 20, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loan	$ 154,673	$ 154,673
Percentage of outstanding loan forgiven	100.00%